Annual Total Returns [BarChart] - AMG SouthernSun Small Cap Fund - Class N	Feb. 01, 2021
Bar Chart Table:
Annual Return 2011	5.76%
Annual Return 2012	18.97%
Annual Return 2013	41.98%
Annual Return 2014	(4.46%)
Annual Return 2015	(15.99%)
Annual Return 2016	18.90%
Annual Return 2017	18.03%
Annual Return 2018	(24.34%)
Annual Return 2019	35.43%
Annual Return 2020	14.08%